Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Bell 412 - N80701 [Member]
Schedule of lease payments
Start Date	Sep. 01, 2015	Sep. 01, 2015
Term	1 year	1 year
Monthly Lease Payment	$ 25,000	$ 25,000
Cessna Caravan 208B - N583JH [Member]
Schedule of lease payments
Start Date	Sep. 01, 2015	Sep. 01, 2015
Term	1 year	1 year
Monthly Lease Payment	$ 18,000	$ 18,000
Pilatus PC-12 - N840AG [Member]
Schedule of lease payments
Start Date	Sep. 01, 2015	Sep. 01, 2015
Term	1 year	1 year
Monthly Lease Payment	$ 20,000	$ 20,000